                         AIM INVESTMENT SECURITIES FUNDS

      CASH RESERVE, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF

                              AIM MONEY MARKET FUND


    Supplement dated July 15, 2004 to the Prospectus dated October 29, 2003, as supplemented December 5, 2003, December 16, 2003, January 16, 2004,
                          May 17, 2004 and May 18, 2004


The following replaces in its entirety the information appearing under "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the Prospectus:

         "FEE TABLE

         This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES
     (fees paid directly from              AIM
     your investment)                      CASH
                                          RESERVE                                                      INVESTOR
                                           SHARES              CLASS B        CLASS C     CLASS R        CLASS
                                          --------             -------        -------     -------      --------

     Maximum Sales Charge (Load)
     Imposed on Purchases
     (as a percentage of
     offering price)                        None                None           None         None          None

     Maximum Deferred
     Sales Charge (Load)
     (as a percentage of
     original purchase price
     or redemption proceeds,
     whichever is less)                     None                5.00%         1.00%         None(1)        None

     ANNUAL FUND OPERATING
     EXPENSES(2)                          AIM
     (expenses that are deducted          CASH
     from fund assets)                   RESERVE                                                        INVESTOR
                                         SHARES                CLASS B       CLASS C       CLASS R        CLASS
                                         --------              -------       -------       -------      --------
     Management Fees(3)                   0.38%                 0.38%         0.38%         0.38%         0.38%

     Distribution and/or
     Service (12b-1) Fees(4)              0.25                  1.00          1.00          0.50            --

     Other Expenses(5)                    0.25                  0.25          0.25          0.25          0.25

     Total Annual Fund
     Operating Expenses                   0.88                  1.63          1.63          1.13          0.63


(1) If you are a retirement plan participant, you may pay a 0.75% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced. The new tiered fee rate is as follows: 0.40% on the first $1 billion of the fund's average daily net assets, plus 0.35% on the fund's average daily net assets in excess of $1 billion. Expenses have been restated to reflect this new fee rate.

(4) The advisor and the distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the fund's yield. Total Annual Operating Expenses net of waivers and/or reimbursements for the year ended July 31, 2003 are 0.88%, 1.46%, 1.44%, 1.13% and 0.63%, for
         Cash Reserve Class, Class B, Class C, Class R and Investor Class shares, respectively. These agreements may be modified or discontinued at any time.

(5) Other expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

         You may also be charged a transaction or other fee by the financial institution managing your account.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge."

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR         3 YEARS      5 YEARS      10 YEARS
                                                      ------         -------      -------      --------
           AIM Cash Reserve Shares                     $  90          $ 281       $   488      $ 1,084
           Class B                                       666            814         1,087        1,732
           Class C                                       266            514           887        1,933
           Class R                                       115            359           622        1,375
           Investor Class                                 64            202           351          786

You would pay the following expenses if you did not redeem your shares:

                                                      1 YEAR         3 YEARS      5 YEARS      10 YEARS
                                                      ------         -------      -------      --------
           AIM Cash Reserve Shares                     $  90           $281        $488         $1,084
           Class B                                       166            514         887          1,732
           Class C                                       166            514         887          1,933
           Class R                                       115            359         622          1,375
           Investor Class                                 64            202         351           786 "

                         AIM INVESTMENT SECURITIES FUNDS

                          INSTITUTIONAL CLASS SHARES OF

                               AIM HIGH YIELD FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

     Supplement dated July 15, 2004 to the Prospectus dated April 30, 2004, as supplemented April 30, 2004 and May 18, 2004

The following replaces in its entirety the information appearing under "FEE TABLE AND EXPENSE EXAMPLE" on page 11 of the Prospectus:

         "FEE TABLE
         This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


         SHAREHOLDER FEES
                                                                                                 SHORT        TOTAL
         (fees paid directly from                   HIGH        LIMITED     MONEY      REAL       TERM       RETURN
         your investment)                          YIELD       MATURITY    MARKET     ESTATE      BOND        BOND
         ----------------------------------        -----       --------    ------     ------     -----       ------
         Maximum Sales Charge (Load)
         Imposed on Purchases
         (as a percentage of
         offering price)                           None           None      None       None      None         None

         Maximum Deferred
         Sales Charge (Load)
         (as a percentage of
         original purchase price
         or redemption proceeds,
         whichever is less)                        None           None      None       None      None         None




         ANNUAL FUND OPERATING EXPENSES(1)
         (expenses that are                                                                     SHORT        TOTAL
         deducted from fund                        HIGH        LIMITED     MONEY      REAL       TERM       RETURN
         assets)                                  YIELD       MATURITY    MARKET     ESTATE      BOND        BOND
         ----------------------------------       -----       --------    ------     ------     -----       ------
         Management Fees                           0.54%          0.19%     0.38%(2)   0.90%     0.40%        0.50%

         Distribution and/or
         Service (12b-1) Fees                      None           None      None       None      None         None

         Other Expenses                            0.18(3)        0.11      0.16(3)    0.23(3)   0.20(3)      0.46(3)

         Total Annual Fund
         Operating Expenses                        0.72           0.30      0.54(4)    1.13      0.60         0.96

         Waiver                                     N/A            N/A       N/A        N/A       N/A         0.19(5)

         Net Expenses                              0.72           0.30      0.54       1.13      0.60(6)      0.77(7)

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2004, the Board of Trustees approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced. The new tiered fee rate is as follows: 0.40% on the first $1 billion of the fund's average daily net assets, plus 0.35% on the fund's average daily net assts in excess of $1 billion. Expenses have been restated to reflect this new fee rate.

(3) Other Expenses are based on estimated average net assets for the current fiscal year.

(4) The fund's advisor has voluntarily agreed to waive fees and/or reimburse expenses in order to increase the fund's yield. Estimated Total Annual Fund Operating Expenses net of waivers and/or reimbursements are 0.54%. The expense limitation agreement may be modified or discontinued without further notice to investors.

(5) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for Class A shares to 1.25% (e.g., if the advisor waives 0.19% of Class A shares expenses, the advisor will also waive 0.19% of Institutional Class share expenses). In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. The expense limitation agreement is in effect through July 31, 2004.

(6) The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 0.60%. The expense limitation agreement is in effect through July 31, 2004.

(7) The fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) for Class A shares to 1.00% (e.g., if the advisor waives 0.25% of Class A share expenses, the advisor will also waive 0.25% of Institutional Class share expenses. These expense limitation agreements may be modified or discontinued without further notice to investors. Total Annual Fund Operating expense net of this agreement are 0.52%.

    You should also consider the effect of any account fees charged by the financial institution managing the account.

    EXPENSE EXAMPLE

    This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR      3 YEARS    5 YEARS   10 YEARS
                                     ------      -------    -------   --------
    High Yield                       $  74       $  230     $  401    $  894
    Limited Maturity                    31           97        169       381
    Money Market                        55          173        302       677
    Real Estate                        115          359        622     1,375
    Short Term Bond                     61          192        335       750
    Total Return Bond                   79          287        512     1,161"

                             AIM HIGH YIELD FUND
                               AIM INCOME FUND
                       AIM INTERMEDIATE GOVERNMENT FUND
                      AIM LIMITED MATURITY TREASURY FUND
                            AIM MONEY MARKET FUND
                           AIM MUNICIPAL BOND FUND
                             AIM REAL ESTATE FUND
                           AIM SHORT TERM BOND FUND
                          AIM TOTAL RETURN BOND FUND

            (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

              Supplement dated July 15, 2004 to the Statement of
                 Additional Information dated April 30, 2004
                as supplemented May 18, 2004 and July 1, 2004

The following replaces in its entirety the sixth paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES--INVESTMENT ADVISOR:"

         "Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

       FUND NAME                               NET ASSETS                  ANNUAL RATE
-------------------------------------        ------------------------      -----------
    AIM High Yield Fund                      First $200 million               0.625%
                                             Next $300 million                 0.55%
                                             Next $500 million                 0.50%
                                             Amount over $1 billion            0.45%

    AIM Income Fund                          First $200 million                0.50%
    AIM Intermediate Government Fund         Next $300 million                 0.40%
    AIM Municipal Bond Fund                  Next $500 million                 0.35%
                                             Amount over $1 billion            0.30%

    AIM Money Market Fund                    First $1 billion                  0.40%
                                             Amount over $1 billion            0.35%

    AIM Limited Maturity Treasury Fund       First $500 million                0.20%
                                             Amount over $500 million         0.175%

    AIM Real Estate Fund                     All Assets                        0.90%

    AIM Short Term Bond Fund                 All Assets                        0.40%

    AIM Total Return Bond                    First $500 million                0.50%
                                             Next $500 million                 0.45%
                                             Amount over $1 billion            0.40%"

                            INSTITUTIONAL CLASSES OF

                               AIM HIGH YIELD FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

              (SERIES PORTFOLIO OF AIM INVESTMENT SECURITIES FUNDS)

                      Supplement dated July 15, 2004 to the
            Statement of Additional Information dated April 30, 2004
                          as supplemented May 18, 2004


The following replaces in its entirety the sixth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR:"


                  "Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Fund calculated at the following annual rates, based on the average daily net assets of the Fund during the year:

                     FUND NAME                           NET ASSETS                ANNUAL RATE
       ---------------------------------------- ----------------------------- ---------------------
       AIM High Yield Fund                      First $200 million                   0.625%
                                                Next $300 million                     0.55%
                                                Next $500 million                     0.50%
                                                Amount over $1 billion                0.45%

       AIM Money Market Fund                    First $1 billion                      0.40%
                                                Amount over $1 billion                0.35%

       AIM Limited Maturity Treasury Fund       First $500 million                    0.20%
                                                Amount over $500 million             0.175%

       AIM Real Estate Fund                     All Assets                            0.90%

       AIM Short Term Bond Fund                 All Assets                            0.40%

       AIM Total Return Bond                    First $500 million                    0.50%
                                                Next $500 million                     0.45%
                                                Amount over $1 billion                0.40%"